Cover Page	Oct. 11, 2019
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.004 per share
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Oct. 11, 2019
Entity Emerging Growth Company	false
Entity Registrant Name	Laureate Education, Inc.
Entity File Number	001-38002
Entity Tax Identification Number	52-1492296
Entity Address, Address Line One	650 South Exeter Street
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21202
City Area Code	410
Local Phone Number	843-6100
Written Communications	false
Trading Symbol	LAUR
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000912766